Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 158	$ 130
Change in accruals and payables for intangibles	(10)	3
Cash used for additions	$ 148	$ 133	[1]	$ 143

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.